Annual Total Returns - Fidelity® Total Bond Fund [BarChart] - 08.31 Fidelity Total Bond Fund AMCIZ PRO-12 - Fidelity® Total Bond Fund - Fidelity Total Bond Fund-Class A	Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	8.15%
Annual Return 2011	6.98%
Annual Return 2012	6.27%
Annual Return 2013	(1.33%)
Annual Return 2014	5.22%
Annual Return 2015	(0.73%)
Annual Return 2016	5.53%
Annual Return 2017	3.97%
Annual Return 2018	(1.07%)
Annual Return 2019	9.54%